TRUCKING ACQUISITION, Summary of Acquisition (Details)		9 Months Ended
	Sep. 15, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)
Summary of acquisition [Abstract]
Convertible note		$ 2,346,829	$ 982,280
Trucking [Member]
Summary of acquisition [Abstract]
Percentage of interests acquired	95.00%
Purchase price consideration	$ 3,100,000
Percentage of consideration payable in cash	60.00%
Percentage of payable in restricted shares of common stock	40.00%
Percentage of minority shareholding	5.00%
Trucking [Member] | Convertible Note [Member]
Summary of acquisition [Abstract]
Face value	$ 2,300,000
Convertible note	$ 700,000
Trucking [Member] | Convertible Note [Member] | First Three Tranches [Member]
Summary of acquisition [Abstract]
Original issue discount rate	5.00%
Trucking [Member] | Convertible Note [Member] | 45 Days from Closing Date [Member]
Summary of acquisition [Abstract]
Issue of convertible notes	$ 640,000
Trucking [Member] | Convertible Note [Member] | 90 Days from Closing Date [Member]
Summary of acquisition [Abstract]
Issue of convertible notes	$ 520,000
Trucking [Member] | Convertible Note [Member] | 120 Days from Closing Date [Member]
Summary of acquisition [Abstract]
Original issue discount rate	5.00%
Issue of convertible notes	$ 325,000
Trucking [Member] | Top of Range [Member] | Convertible Note [Member]
Summary of acquisition [Abstract]
Face value	$ 2,300,000